Restructuring and Impairments (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
For the years ended December 31, 2023 and 2022, the Company’s restructuring and impairment expenses consists of the following:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Impairment of Loan Commitment Asset	$—	$105,604
Employee one-time termination benefits	2,968	102,261
Write-off of capitalized merger transaction costs	—	25,787
Impairments of Right-of-Use Assets	2,321	6,493
Real estate restructuring costs	5,284	—
Gain on lease settlement	(3,891)	—
Impairments of intangible assets	2,332	1,965
Impairment of property and equipment	7,934	4,042
Impairment of investments	200	—
Other restructuring (gains) losses	311	333
Total Restructuring and Impairments	$17,459	$246,485